Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	iHM Prepaid Advertising	iHM Prepaid Ad Member	Bridge Investors	Mezzanine Equity	Common Stock	Common Stock iHM Prepaid Advertising	Common Stock Settlement Of Contingent Consideration Liability	Common Stock Bridge Investors	Treasury Stock	Stockholder Notes	Additional Paid-in Capital	Additional Paid-in Capital iHM Prepaid Advertising	Additional Paid-in Capital iHM Prepaid Ad Member	Additional Paid-in Capital Bridge Investors	Accumulated Deficit	Accumulated Other Comprehensive Income	Series E Three Redeemable Convertible Preferred Stock [Member] Mezzanine Equity
Temporary Equity, Balance at Dec. 31, 2021					$ 410,368
Temporary Equity, Balance (in Shares) at Dec. 31, 2021					40,182,816
Balance at Dec. 31, 2021	$ (401,221)					$ 1				$ (661)	$ (14,478)	$ 237,578				$ (625,944)	$ 2,283
Balance (in Shares) at Dec. 31, 2021						25,536,563
Stock option exercises	154											154
Stock option exercises (in Shares)						79,483
Stock-based compensation	9,127											9,127
Issuance of common stock	4,642											4,642
Issuance of common stock (in Shares)								935,005
RSUs vested (in Shares)						292,955
Foreign Currency Translation (Loss) Gain	(8,387)																(8,387)
Net loss	(136,065)															(136,065)
Balance (in Shares) at Dec. 31, 2022						92,085,974
Balance at Dec. 31, 2022	69,500					$ 9				0	(8,284)	845,888				(762,009)	(6,104)
Temporary Equity, Stock Issued During Period, Value, New Issues					$ 240													$ 408
Temporary Equity Stock Issued During Period Shares New Issues					31,010													79,704
Stockholder note settlement and repurchase with related party shares						(1,699,857)
Stockholder note settlement and repurchase with related party	7,532									(3,516)	6,194	4,854
Braemar Stock Transfer Agreement	1,498											1,498
Reverse recapitalization, Temporary Equity					$ (411,016)
Reverse recapitalization	500,349					$ 7				4,177		496,165
Conversion of convertible promissory notes and bridge loans to common stock shares						8,867,944
Conversion of convertible promissory notes and bridge loans to common stock	89,137					$ 1						89,136
Conversion of iHeart Media Note Payable to Common Stock shares						32,329
Conversion of iHeart Media Note Payable to Common Stock	388											388
Issuance of Mudrick Convertible Notes, Warrant Liability Commitment and Equitable Adjustment Shares	2,346											2,346
Reverse recapitalization,Temporary Equity (in shares)					(40,293,530)
Reverse recapitalization (in shares)						57,775,396
Issuance of Mudrick Convertible Notes, Warrant Liability Commitment and Equitable Adjustment Shares, (in Shares)						266,156
Stock-based compensation	3,565											3,565
Issuance of common stock			$ 370											$ 370
Foreign Currency Translation (Loss) Gain	821																821
Net loss	(22,799)															(22,799)
Balance (in Shares) at Mar. 31, 2023						92,085,974
Balance at Mar. 31, 2023	51,457					$ 9					(8,284)	849,823				(784,808)	(5,283)
Balance at Dec. 31, 2022	69,500					$ 9				0	(8,284)	845,888				(762,009)	(6,104)
Balance (in Shares) at Dec. 31, 2022						92,085,974
Stock-based compensation	12,578											12,578
Issuance of common stock		$ 370		$ 47									$ 370		$ 47
Issuance of common stock (in Shares)							536,666		86,300
RSUs vested (in Shares)						118,341
Foreign Currency Translation (Loss) Gain	2,043																2,043
Change in fair value of the convertible instrument liability	32,247																32,247
Net loss	(113,946)															(113,946)
Balance (in Shares) at Dec. 31, 2023						92,827,281
Balance at Dec. 31, 2023	3,119					$ 9				$ 0	(8,284)	859,163				(875,955)	28,186
Issuance of warrants in connection with Mudrick Convertible Promissory notes	280											280
Stock-based compensation	3,299											3,299
RSUs vested (in Shares)						277,778
Foreign Currency Translation (Loss) Gain	(2,311)																(2,311)
Change in fair value of the convertible instrument liability	(353)																(353)
Net loss	(30,965)															(30,965)
Balance (in Shares) at Mar. 31, 2024						93,105,059
Balance at Mar. 31, 2024	$ (27,211)					$ 9					$ (8,284)	$ 862,462				$ (906,920)	$ 25,522